GENERAL INFORMATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2022
GENERAL INFORMATION AND DESCRIPTION OF BUSINESS
GENERAL INFORMATION AND DESCRIPTION OF BUSINESS

1.    GENERAL INFORMATION AND DESCRIPTION OF BUSINESS

Mobile TeleSystems Public Joint-Stock Company (“MTS PJSC”, or “the Company”) is a company incorporated under the laws of the Russian Federation and having its registered address at 4, Marksistskaya Street, 109147, Moscow, Russian Federation.

The consolidated financial statements of the Company and its subsidiaries (“the Group” or “MTS”) as of December 31, 2022 and 2021, and for the years ended 31 December 2022, 2021 and 2020 were authorized for issue by the President of the Company on March 1, 2023.

Business of the Group – MTS PJSC was incorporated on March 1, 2000, through the merger of MTS CJSC and Rosico TC CJSC, its wholly-owned subsidiary. MTS CJSC started its operations in the Moscow licence area in 1994, before expanding through Russia and the CIS. As of December 31, 2022 and 2021, 42.1% and 42.1% of the Company’s issued shares were held by Sistema Public Joint-Stock Financial Corporation or Sistema and its subsidiary, 42.2% and 41.1% of the issued shares were owned by a significant number of shareholders. As of December 31, 2022 and 2021, Vladimir P. Yevtushenkov held 49.2% and 59.2% of Sistema’s issued shares, in the financial year 2022 he transferred 10% of his shares and thus ceased to be a majority shareholder of Sistema. 50.8% and 40.8% of Sistema’s shares were held by a significant number of shareholders as of December 31, 2022 and 2021, recpectively.

MTS completed its initial public offering in 2000 and listed its shares of common stock, represented by American Depositary Shares, or ADSs, on the New York Stock Exchange (NYSE) under the symbol “MBT”. Since 2003 common shares of MTS PJSC have been traded on the Public Joint-Stock Company “Moscow Exchange MICEX-RTS” (the “Moscow Exchange”). In April 2022, Russian Federal Law No. 114-FZ, requiring Russian companies to terminate their depositary receipt programs, came into force. Following the requirements of the law the Group terminated its depository receipt program. MTS’ ADSs were delisted from NYSE. The existing ADSs could be converted into MTS’ ordinary shares at the ratio of 1:2. The guaranteed period for depositary receipts conversion was completed on January 12, 2023 (inclusive).

The Group provides a wide range of telecommunications and digital services including voice and data transmission, internet access, pay TV, various value added services (“VAS”) through wireless and fixed lines, fintech services, B2B Cloud and digital solutions as well as the sale of equipment, accessories and software. The Group primarily operates in Russia.